GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in the carrying value of goodwill, by reporting segment, were as follows (in thousands):

	Brand Direct	Marketplace	Other	Total
Balance, December 31, 2020	$8,616	$32,660	$3,628	$44,904
Additions (Note 6)	4,853	17,370	—	22,223
Balance, June 30, 2021	$13,469	$50,030	$3,628	$67,127

Schedule of Finite-Lived Intangible Assets
Finite-lived intangible assets, net consisted of the following (in thousands):

		June 30, 2021			December 31, 2020
	Amortization Period (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization:
Technology	3 to 5	$58,631	$(26,672)	$31,959	$48,008	$(21,454)	$26,554
Customer relationships	2 to 9	55,713	(10,653)	45,060	21,794	(6,749)	15,045
Brand	1 to 7	9,621	(1,547)	8,074	4,295	(961)	3,334
Non-competition agreements	3	2,222	(881)	1,341	2,105	(591)	1,514
Total		$126,187	$(39,753)	$86,434	$76,202	$(29,755)	$46,447